Investments and Assets and Liabilities Held for Sale - Discontinued Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Classification Of Investments [line items]
(Loss) profit after tax from discontinued operations	R$ 30,454	R$ 14,342	R$ 3,288
Liabilities, from discontinued operations	41,201	23,787		R$ 32,992
Assets, from discontinued operations	81,457	6,580
CGR Dona Juana S.A. ESP [member]
Classification Of Investments [line items]
(Loss) profit after tax from discontinued operations	27,169	687
Liabilities, from discontinued operations		23,787
Estre Energia Renovavel [member]
Classification Of Investments [line items]
(Loss) profit after tax from discontinued operations	1,665	3,245
Liabilities, from discontinued operations	36,384
Assets, from discontinued operations	56,452
Guatapara Energia SA [member]
Classification Of Investments [line items]
(Loss) profit after tax from discontinued operations	1,620	3,064
Liabilities, from discontinued operations	4,817
Assets, from discontinued operations	R$ 25,005
Latte Participacoe [member]
Classification Of Investments [line items]
(Loss) profit after tax from discontinued operations		7,346
Leccaros Participacoes S.A. [member]
Classification Of Investments [line items]
Assets, from discontinued operations		R$ 6,580